Equity (Tables)	12 Months Ended
Oct. 31, 2025
Statement [Line Items]
Summary of Classes of Preferred and Common Shares Outstanding
Preferred and Common Shares Outstanding and Other Equity Instruments

(Canadian $ in millions, except as noted)	2025			2024
	Number of shares	Amount	Dividends declared per share	Number of shares	Amount	Dividends declared per share
Preferred Shares – Classified as Equity
Class B – Series 31 (1)	–	$–	$ –	12,000,000	$300	$ 0.96
Class B – Series 33 (2)	–	–	0.57	8,000,000	200	0.76
Class B – Series 44	16,000,000	400	1.70	16,000,000	400	1.70
Class B – Series 50	500,000	500	73.73	500,000	500	73.73
Class B – Series 52	650,000	650	70.57	650,000	650	70.57
Preferred Shares – Classified as Equity		$1,550			$2,050
Other Equity Instruments
4.800% Additional Tier 1 Capital Notes (AT1 Notes)		$658			$658
4.300% LRCNs, Series 1 (3)		1,250			1,250
5.625% LRCNs, Series 2		750			750
7.325% LRCNs, Series 3		1,000			1,000
7.700% LRCNs, Series 4		1,356			1,356
7.300% LRCNs, Series 5		1,023			1,023
6.875% LRCNs, Series 6 (4)		1,369			–
Other Equity Instruments		$7,406			$6,037
Preferred Shares and Other Equity Instruments		$8,956			$8,087
Common Shares
Balance at beginning of year	729,529,876	$23,921		720,909,161	$22,941
Issued under the Shareholder Dividend Reinvestment and Share Purchase Plan	–	–		7,790,724	905
Issued under the Stock Option Plan (Note 20)	1,520,631	161		811,652	74
Treasury shares sold	55,172	7		18,339	1
Purchased for cancellation	(22,200,000)	(730)		–	–
Balance at End of Year (5)	708,905,679	$23,359	$ 6.44	729,529,876	$23,921	$ 6.12

(1)	Series 31 was redeemed and final dividends were paid on November 25, 2024.
(2)	Series 33 was redeemed and final dividends were paid on August 25, 2025.
(3)	4.300% LRCNs, Series 1 was redeemed on November 12, 2025.
(4)	On July 29, 2025, we issued LRCNs, Series 6 for US$1,000 million.
(5)	Common shares are net of nil treasury shares as at October 31, 2025 (55,172 treasury shares as at October 31, 2024).

Summary of Preferred Share Rights and Privileges
Preferred Share Rights and Privileges

(Canadian $, except as noted)
	Redemption amount	Non-cumulative dividend	(1)	Reset premium	Date redeemable / convertible	Convertible to
Class B – Series 44	25.00	$ 0.426000	(2)	2.68%	November 25, 2028 (3) (4)	Class B – Series 45 (5) (6)
Class B – Series 50	1,000.00	$36.865000	(2)	4.25%	November 26, 2027 (3)	Not convertible (6)
Class B – Series 52	1,000.00	$35.285000	(2)	4.25%	May 26, 2028 (3)	Not convertible (6)

(1)	Non-cumulative dividends are payable quarterly as and when declared by the Board of Directors, except for Class B – Series 50 and 52 preferred shares, which are payable semi-annually.
(2)
The dividend rate will reset on the date redeemable and every five years thereafter at a rate equal to the
5-year
Government of Canada bond yield plus the reset premium noted. If converted to a floating rate series, the rate will be set as and when declared at the
3-month
Government of Canada treasury bill yield plus the reset premium.

(3)	Redeemable on the date noted and every five years thereafter.
(4)	Convertible on the date noted and every five years thereafter if not redeemed. If converted, the shares will become floating rate preferred shares.
(5)	If converted, the holders have the option to convert back to the original preferred shares on subsequent redemption dates.
(6)
The shares issued include a NVCC provision, which is necessary for the shares to qualify as regulatory capital under Basel III. Refer to the
Non-Viability
Contingent Capital paragraph below for details.

Additional Tier 1 Capital Notes (NVCC) [member]
Statement [Line Items]
Summary of Classes of Preferred and Common Shares Outstanding

The AT1 Notes and LRCNs are compound financial instruments that have both equity and liability features. On the date of issuance, we assigned an insignificant value to the liability components of both types of instruments and, as a result, the full amount of proceeds has been classified as equity and forms part of our additional Tier 1 NVCC. Distributions on the AT1 Notes and LRCNs are recognized as a reduction in equity when payable. The AT1 Notes and LRCNs are subordinate to the claims of the depositors and certain other creditors in right of payment. The following table shows the details of our AT1 Notes and LRCNs as at October 31, 2025 and 2024.

(Canadian $ in millions, except as noted)					2025	2024
	Face value	Interest rate (%)	Redeemable at our option	Convertible to	Total	Total
4.800% AT1 Notes	US$500	6.709 (1)	February 2026 (2)	Variable number of common shares (3)	$658	$658
4.300% LRCNs, Series 1	$1,250	4.300 (4)	November 2025 (2)	Variable number of common shares (3) (4)	1,250	1,250
5.625% LRCNs, Series 2	$750	5.625 (4)	May 2027 (2)	Variable number of common shares (3) (4)	750	750
7.325% LRCNs, Series 3	$1,000	7.325 (4)	November 2027 (2)	Variable number of common shares (3) (4)	1,000	1,000
7.700% LRCNs, Series 4	US$1,000	7.700 (4)	May 2029 (2)	Variable number of common shares (3) (4)	1,356	1,356
7.300% LRCNs, Series 5	US$750	7.300 (4)	November 2034 (2)	Variable number of common shares (3) (4)	1,023	1,023
6.875% LRCNs, Series 6	US$1,000	6.875 (4)	November 2030 (2)	Variable number of common shares (3) (4)	1,369	–
Total					$7,406	$6,037

(1)	Non-cumulative interest is payable semi-annually in arrears, at the bank’s discretion. The notes had an initial interest rate of 4.800% and reset on August 25, 2024 to 6.709%.
(2)
The notes are redeemable at a redemption price equal to 100% of the principal amount plus any accrued and unpaid interest, in whole or in part, at our option on any interest payment date on or after the first interest reset date or following certain regulatory or tax events. The bank may, at any time, purchase the notes at any price in the open market.

(3)	The notes issued include a NVCC provision, which is necessary for the notes to qualify as regulatory capital under Basel III. Refer to the Non-Viability Contingent Capital paragraph below for details.
(4)
Non-deferrable interest is payable semi-annually on the LRCNs, Series 1, Series 2 and Series 3 and quarterly on the LRCNs, Series 4, Series 5 and Series 6, at the bank’s discretion. Non-payment of interest will result in a recourse event, with the noteholders’ sole remedy being their proportionate share of trust assets, which comprise our NVCC Preferred Shares Series 48 for LRCNs, Series 1, Preferred Shares Series 49 for LRCNs, Series 2, Preferred Shares Series 51 for LRCNs, Series 3, Preferred Shares Series 53 for LRCNs, Series 4, Preferred Shares Series 54 for LRCNs, Series 5 and Preferred Shares Series 55 for LRCNs, Series 6. In such an event, the delivery of the trust assets will represent the full and complete extinguishment of our obligations under the LRCNs. In circumstances under which NVCC, including the Preferred Shares Series 48, Series 49, Series 51, Series 53, Series 54 and Series 55 for LRCNs, Series 1, Series 2, Series 3, Series 4, Series 5 and Series 6, respectively, would be converted into common shares of the bank (as described below), the LRCNs would be redeemed, with the noteholders’ sole remedy being their proportionate share of trust assets, which comprise common shares of the bank received by the trust on conversion.